Performance Management - Regan Total Return Income Fund	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance. The Fund has adopted the historical performance of the Regan Total Return Income Fund, a series of the Trust for Advised Portfolios (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on January 19, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations. The Predecessor Fund was also advised by the Advisor and had the same investment objective and strategies as the Fund. The performance information presented for periods prior to January 19, 2024 is the performance of the Predecessor Fund.
The bar chart shows the Fund’s and Predecessor Fund’s performance from year to year for Institutional Class shares. The table illustrates how the Fund’s and Predecessor Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s and Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is posted on the Fund’s website at www.reganfunds.com or by calling the Fund toll-free at 888-44-REGAN (888-447-3426).

Performance Past Does Not Indicate Future [Text]	The Fund’s and Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance.
Bar Chart [Heading]	Calendar Years Ended December 31
Bar Chart Closing [Text Block]
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 3.64% for the quarter ended December 31, 2023 and the lowest quarterly return was -1.78% for the quarter ended June 30, 2022.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	3.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(1.78%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary.
Performance Availability Website Address [Text]	www.reganfunds.com
Performance Availability Phone [Text]	888-44-REGAN (888-447-3426)